Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation Of Revenue
The following table provides information about disaggregated revenue by major geographical region:

	Year Ended December 31,
(in Millions)	2020	2019	2018
North America (1)	$53.3	$76.2	$84.4
Latin America	0.2	1.0	2.0
Europe, Middle East & Africa	49.2	59.0	74.5
Asia Pacific (1)	185.5	252.2	281.6
Total Revenue	$288.2	$388.4	$442.5
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1.In 2020, countries with sales in excess of 10% of combined revenue consisted of Japan, the U.S. and China. Sales for the year ended December 31, 2020 for Japan, the U.S. and China totaled $97.7 million, $52.6 million and $55.3 million, respectively, while sales for the year ended December 31, 2019 totaled $160.4 million, $75.2 million and $53.2 million, respectively, and sales for the year ended December 31, 2018 totaled $116.5 million, $82.4 million and $118.6 million, respectively.
The following table provides information about disaggregated revenue by major product category:

	Year Ended December 31,
(in Millions)	2020	2019	2018
Lithium Hydroxide	$157.5	$213.8	$222.7
Butyllithium	87.1	99.9	99.0
High Purity Lithium Metal and Other Specialty Compounds	31.7	52.4	62.5
Lithium Carbonate and Lithium Chloride	11.9	22.3	58.3
Total Revenue	$288.2	$388.4	$442.5

Receivables And Contract Liabilities
The following table presents the opening and closing balances of our receivables, net of allowances and contract liabilities from contracts with customers.

	Balance as of
(in Millions)	December 31, 2020	December 31, 2019	Increase (Decrease)
Receivables from contracts with customers, net of allowances	$76.3	$90.0	$(13.7)